Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Variations in Tangible Assets

The following tables show the variations in tangible assets for the years ended December 31, 2018, 2019 and 2020:

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	1/1/2018	Increase	Decrease	adjustments	Reclassification	2018/12/31
Gross
Buildings on non-freehold land	11	—	—	—	1,447	1,458
Scientific equipment	9,576	1,484	(235)	—	54	10,879
Fittings	1,126	443	(43)	—	5	1,531
Vehicles	99	—	—	—	—	99
Computer equipment	1,954	200	(5)	—	(702)	1,446
Furniture	357	8	(4)	—	—	361
In progress	(0)	805	—	—	(804)	0
TOTAL - Gross	13,123	2,940	(288)	—	—	15,774
Accumulated depreciation and impairment
Buildings on non-freehold land	(0)	(1)	—	—	—	(1)
Scientific equipment	(5,063)	(1,142)	218	—	—	(5,988)
Fittings	(722)	(91)	43	—	—	(769)
Vehicles	(24)	(21)	—	—	—	(45)
Computer equipment	(703)	(216)	4	—	—	(915)
Furniture	(285)	(11)	4	—	—	(292)
In progress	—	—	—	—	—	—
TOTAL - Depreciation and impairment	(6,798)	(1,481)	270	—	—	(8,010)
TOTAL - Net	6,324	1,459	(18)	—	—	7,764

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	1/1/2019	Increase	Decrease	adjustments	Reclassification	2019/12/31
Gross
Buildings on non-freehold land	1,458	12,218	—	—	(1,447)	12,229
Scientific equipment	10,879	556	(120)	—	(54)	11,260
Fittings	1,531	66	—	—	(5)	1,592
Vehicles	99	—	—	—	—	99
Computer equipment	1,446	227	(15)	—	11	1,669
Furniture	361	31	(3)	—	—	389
In progress	0	241	(1,737)	—	1,496	—
TOTAL - Gross	15,774	13,339	(1,875)	—	—	27,238
Accumulated depreciation and impairment
Buildings on non-freehold land	(1)	(1,215)	—	—	—	(1,216)
Scientific equipment	(5,988)	(1,303)	119	—	—	(7,172)
Fittings	(769)	(105)	—	—	—	(875)
Vehicles	(45)	(21)	—	—	—	(66)
Computer equipment	(915)	(252)	12	—	—	(1,155)
Furniture	(292)	(13)	3	—	—	(303)
In progress	—	—	—	—	—	—
TOTAL - Depreciation and impairment	(8,010)	(2,909)	133	—	—	(10,785)
TOTAL - Net	7,764	10,429	(1,741)	—	—	16,453

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	1/1/2020	Increase	Decrease	adjustments	Reclassification	2020/12/31
Gross
Buildings on non-freehold land	12,229	—	—	—	(62)	12,167
Scientific equipment	11,260	450	(2,630)	—	—	9,080
Fittings	1,592	233	(113)	—	(10)	1,703
Vehicles	99	—	—	—	—	99
Computer equipment	1,669	69	(194)	—	(11)	1,534
Furniture	389	8	(68)	—	—	329
In progress	—	15	(17)	—	2	—
TOTAL - Gross	27,238	775	(3,022)	—	(80)	24,911
Accumulated depreciation
Buildings on non-freehold land	(1,216)	(1,398)	10	—	—	(2,603)
Scientific equipment	(7,172)	(1,368)	2,588	0	—	(5,952)
Fittings	(875)	(218)	107	4	—	(982)
Vehicles	(66)	(20)	—	—	—	(85)
Computer equipment	(1,155)	(260)	193	4	—	(1,217)
Furniture	(303)	(15)	68	(1)	—	(251)
In progress	—	—	—	—	—	—
TOTAL - Depreciation	(10,785)	(3,279)	2,967	7	—	(11,090)
Impairment
Buildings on non-freehold land	—	(1,182)	—	—	—	(1,182)
Scientific equipment	—	(866)	—	—	—	(866)
Fittings	—	(93)	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	—	(27)	—	—	—	(27)
Furniture	—	(3)	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Impairment	—	(2,172)	—	—	—	(2,172)
TOTAL - Net	16,453	(4,676)	(56)	7	(80)	11,648